Segment Information	9 Months Ended
Sep. 30, 2015
Segment Information
Segment Information

15. Segment Information

The Combined Entities had three reportable segments, wireless communication, outdoor advertising, and renewable power generation for all periods presented.

The wireless communication segment consists of leasing real property interests to companies in the wireless communication industry in the United States. The outdoor advertising segment consists of leasing real property interests to companies in the outdoor advertising industry in the United States. The renewable power generation segment consists of leasing real property interests to companies in the renewable power industry in the United States. Items that are not included in any of the reportable segments are included in the corporate category.

The reportable segments are strategic business units that offer different products and services. They are commonly managed as all three segments require similar marketing and business strategies. Because our tenant lease arrangements are mostly effectively triple-net, we evaluate our segments based on revenue. We believe this measure provides investors relevant and useful information because it is presented on an unlevered basis.

The statements of income for the reportable segments of the Combined Entities are as follows:

For the nine months ended September 30, 2015:

			Renewable
	Wireless	Outdoor	Power
	Communication	Advertising	Generation	Corporate	Total
Revenue
Rental revenue	$16,156,076	$3,407,856	$70,434	$—	$19,634,366
Interest income on receivables	605,180	—	—	—	605,180
Total revenue	16,761,256	3,407,856	70,434	—	20,239,546
Expenses
Management fees to affiliate	159,771	50,138	—	—	209,909
Property operating	15,993	3,466	—	—	19,459
General and administrative	—	—	—	2,107,354	2,107,354
Acquisition-related	1,610,137	57,687	—	1,290,452	2,958,276
Amortization	4,489,636	416,176	25,858	—	4,931,670
Impairments	3,125,596	453,148	—	—	3,578,744
Total expenses	9,401,133	980,615	25,858	3,397,806	13,805,412
Other income and expenses
Interest expense	—	—	—	(6,070,326)	(6,070,326)
Loss on early extinguishment of debt	—	—	—	(902,625)	(902,625)
Realized loss on derivatives	—	—	—	—	—
Unrealized loss on derivatives	—	—	—	(2,023,572)	(2,023,572)
Gain on the sale of real property interest	9,524	72,502	—	—	82,026
Total other income and expenses	9,524	72,502	—	(8,996,523)	(8,914,497)
Net income (loss)	$7,369,647	$2,499,743	$44,576	$(12,394,329)	$(2,480,363)

For the nine months ended September 30, 2014:

			Renewable
	Wireless	Outdoor	Power
	Communication	Advertising	Generation	Corporate	Total
Revenue
Rental revenue	$13,350,242	$2,345,565	$6,356	$—	$15,702,163
Interest income on receivables	522,994	—	—	—	522,994
Total revenue	13,873,236	2,345,565	6,356	—	16,225,157
Expenses
Management fees to affiliate	432,603	77,004	96	—	509,703
Property operating	6,721	15,084	—	—	21,805
General and administrative	30,372	1,473	—	547,783	579,628
Acquisition-related	187,164	48,021	3,200	—	238,385
Amortization	3,656,409	314,594	2,701	—	3,973,704
Impairments	8,450	—	—	—	8,450
Total expenses	4,321,719	456,176	5,997	547,783	5,331,675
Other income and expenses
Interest expense	(34,977)	(8,380)	—	(5,459,414)	(5,502,771)
Unrealized loss on derivatives	—	—	—	(6,393)	(6,393)
Total other income and expenses	(34,977)	(8,380)	—	(5,465,807)	(5,509,164)
Net income (loss)	$9,516,540	$1,881,009	$359	$(6,013,590)	$5,384,318

For the year ended December 31, 2014:

			Renewable
	Wireless	Outdoor	Power
	Communication	Advertising	Generation	Corporate	Total
Revenue
Rental revenue	$18,062,939	$3,323,131	$15,258	$—	$21,401,328
Interest income on receivables	709,030	—	—	—	709,030
Total revenue	18,771,969	3,323,131	15,258	—	22,110,358
Expenses
Management fees to affiliate	538,502	103,480	168	—	642,150
Property operating	9,637	15,083	—	—	24,720
General and administrative	39,003	9,633	—	771,886	820,522
Acquisition-related	421,337	99,278	6,450	—	527,065
Amortization	4,987,872	389,031	5,768	—	5,382,671
Impairments	258,834	—	—	—	258,834
Total expenses	6,255,185	616,505	12,386	771,886	7,655,962
Other income and expenses
Interest expense	(40,619)	(10,038)	—	(7,781,190)	(7,831,847)
Loss on early extinguishment of debt	—	—	—	(2,905,259)	(2,905,259)
Realized loss on derivatives	—	—	—	(213,181)	(213,181)
Unrealized loss on derivatives	—	—	—	(643,481)	(643,481)
Total other income and expenses	(40,619)	(10,038)	—	(11,543,111)	(11,593,768)
Net income (loss)	$12,476,165	$2,696,588	$2,872	$(12,314,997)	$2,860,628

For the year ended December 31, 2013:

	Wireless	Outdoor
	Communication	Advertising	Corporate	Total
Revenue
Rental revenue	$14,301,591	$2,355,279	$—	$16,656,870
Interest income on receivables	742,185	—	—	742,185
Total revenue	15,043,776	2,355,279	—	17,399,055
Expenses
Management fees to affiliate	467,437	77,471	—	544,908
Property operating	6,454	—	—	6,454
General and administrative	106,840	79,114	536,647	722,601
Acquisition-related	999,745	94,203	—	1,093,948
Amortization	4,224,127	239,997	—	4,464,124
Impairments	1,005,478	—	—	1,005,478
Total expenses	6,810,081	490,785	536,647	7,837,513
Other income and expenses
Interest expense	(54,546)	(11,774)	(5,340,433)	(5,406,753)
Unrealized gain on derivatives	—	—	1,493,041	1,493,041
Total other income and expenses	(54,546)	(11,774)	(3,847,392)	(3,913,712)
Net income (loss)	$8,179,149	$1,852,720	$(4,384,039)	$5,647,830

For the year ended December 31, 2012:

	Wireless	Outdoor
	Communication	Advertising	Corporate	Total
Revenue
Rental revenue	$7,038,852	$668,254	$—	$7,707,106
Interest income on receivables	356,348	—	—	356,348
Total revenue	7,395,200	668,254	—	8,063,454
Expenses
Management fees to affiliate	227,264	21,287	—	248,551
Property operating	26,267	—	—	26,267
General and administrative	1,036	—	190,257	191,293
Acquisition-related	1,296,808	111,469	—	1,408,277
Amortization	1,673,406	65,309	—	1,738,715
Impairments	183,271	—	—	183,271
Total expenses	3,408,052	198,065	190,257	3,796,374
Other income and expenses
Interest expense	(12,024)	(1,796)	(1,944,014)	(1,957,834)
Unrealized loss on derivatives	—	—	(1,226,864)	(1,226,864)
Total other income and expenses	(12,024)	(1,796)	(3,170,878)	(3,184,698)
Net income (loss)	$3,975,124	$468,393	$(3,361,135)	$1,082,382

The Combined Entities’ total assets by segment were:

	September 30,	December 31,
	2015	2014	2013
Segments
Wireless communication	$300,657,986	$254,632,901	$233,217,358
Outdoor advertising	54,100,567	48,324,327	34,302,982
Renewable Power Generation	3,916,884	391,381	–
Corporate assets	7,011,257	4,346,304	7,463,790
Total Assets	$365,686,694	$307,694,913	$274,984,130